Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

24.SUBSEQUENT EVENTS

Since January 2020, a strain of coronavirus, or COVID-19 has spread rapidly to many parts of China. The Self-taught Higher Education Examination, or the STE, a state-administered exam in China for learners pursuing associate diplomas or bachelor’s degrees originally scheduled in April 2020, has been postponed by the Ministry of Education of the PRC as a result of the COVID-19 pandemic. In March 2020, the Group determined to adjust the service period to accommodate the rescheduled STE.